Income Taxes (Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Inventories	¥ 11,263	¥ 10,551
Accrued business tax	3,387	1,629
Accrued pension and severance cost	67,752	95,386
Research and development – costs capitalized for tax purposes	5,004	4,989
Property, plant and equipment	35,658	34,923
Operating lease liabilities	17,328	20,163
Accrued expenses	29,331	28,243
Net operating losses carried forward	33,873	29,591
Other	48,621	42,741
Deferred Tax Assets, Gross, Total	252,217	268,216
Less valuation allowance	(19,073)	(30,752)
Total deferred tax assets	233,144	237,464
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(19,677)	(9,147)
Tax deductible reserve	(4,007)	(4,040)
Financing lease revenue	(14,602)	(15,041)
Operating lease right-of-use assets	(17,066)	(19,425)
Intangible assets	(51,173)	(54,948)
Other	(31,514)	(28,884)
Total deferred tax liabilities	(138,039)	(131,485)
Net deferred tax assets	¥ 95,105	¥ 105,979